Loss Before Tax - Schedule of Loss Before Tax (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Depreciation of:
- property, plant and equipment	RM 26,264,097	$ 6,437,279	RM 28,308,000	RM 28,310,019
- right-of-use asset	125,582	30,780	124,572	124,572
Amortization of intangible assets	15,632,733	3,831,552	18,931,458	27,871,638
Staff Cost - Group directors' remuneration	1,418,142		1,791,478	1,392,506
Staff Cost - Subsidiary director's remuneration	156,576		107,207	153,911
Staff Cost - Other staff cost	997,780		1,268,728	3,008,153
Directors’ remuneration	1,574,718		1,898,685	1,546,417
Intangible assets written-off			290,004
Loss on disposal of subsidiaries				305,818
Interest expense of lease liabilities	8,805	2,158	4,055	10,307
Impairment loss on deposits	5,704		4,000,000
Impairment loss on goodwill	22,150,110	5,428,949	7,734,427
Impairment loss on other intangible assets	15,666,760	3,839,892	8,044,989
Impairment loss on property, plant and equipment	10,018,141	2,455,427	6,962,010
Property, plant and equipment written off			15,864
Low value lease	3,233		4,190	6,360
Short term lease	16,703		951,060	81,756
Waiver of debts granted			46,035
And crediting:
Gain on disposal of a subsidiary	(4,439)
Interest income	(784,779)	(192,348)	(957,249)	(1,607,963)
Reversal of impairment on trade receivables			(94,000)
Waiver of debt received			RM (50,598)